SHAREHOLDERS EQUITY (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 10, 2019	Dec. 05, 2018	Sep. 27, 2018	Dec. 26, 2020	Jun. 27, 2020	Sep. 14, 2020	Dec. 10, 2019	Jun. 29, 2019	Mar. 22, 2019
Non-controlling interest, shares issued				1.40%	1.40%
Proceed from shares issued, shares					9,789,300			5,168,500
Proceed from shares issued, amount					$ 12,399,252			$ 13,306,096
Distribution agreement Description	the Company may, from time to time, sell Subordinate Voting Shares for aggregate gross proceeds of up to C$60,000,000.
LLC for gross proceeds					12,500,000
Voting Share exercise price		$ 5.28	$ 5.28			$ 0.20	$ 0.43		$ 3.72
Bought Deal Equity Financing description		On December 5, 2018, MedMen Corp completed a bought deal financing (the “December Offering”) of 13,640,000 units (the “December Units”) at a price of C$5.50 per December Unit (the “December Issue Price”) for aggregate gross proceeds of approximately C$75,020,000 (or $55,976,720 U.S. dollars).	On September 27, 2018, MedMen Corp completed a bought deal financing (the “September Offering”) of 15,681,818 units (the “September Units”) at a price of C$5.50 per September Unit (the “September Issue Price”), which included the exercise in full by the Underwriters of their over-allotment option, for aggregate gross proceeds of approximately C$86,250,000 (or $65,935,325 U.S. dollars).
Amount due to related party				$ 1,289,513	$ 3,109,717			$ 4,921,455
MM CAN USA [Member]
Non-controlling interest, shares issued				0.2232%	36.89%			64.85%
Authorized Redeemable Shares					2,000,000,000
Redeemable stock par value					$ 0.001
Class A authorized shares					1,000,000,000
Class B authorized shares					$ 1,000,000,000
MM Enterprises USA Common Units [Member]
Non-controlling interest, shares issued				0.11%	0.11%			0.15%
Super Voting Shares [Member]
Cancellation of Super Voting Shares				(815,295)	(815,295)
Class A Super Voting Shares [Member]
Voting Share exercise price					$ 0.10119
Cancellation of Super Voting Shares					(815,295)
Total redeemable amount					$ 82,500
Amount due to related party					$ 475,650
Super voting shares description					At each such meeting, holders of Super Voting Shares are entitled to 1,000 votes in respect of each Super Voting Share held. Provided that the founders hold more than 50% of the issued and outstanding non-voting common shares of MM Corp and Common Units of LLC, otherwise each holders of Super Voting Shares are entitled to 50 votes in respect of each Super Voting Share held.
January 19, 2019 [Member] | Purchase agreement [Member]
Acquisition from related party					$ 33,035,817
Purchase price of subordinate voting share					9,736,870
Aggregate value of Subordinate Voting Shares					$ 33,035,817
Additional subordinate Shares issued					1,051,902
December 10, 2020 [Member] | Super Voting Shares [Member]
Mezzanine equity, reduction in book value				$ 82,500
Cancellation of Super Voting Shares				815,295